INVESTMENT AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Investment And Obligations Under Repurchase Agreements
Schedule of instruments acquired under agreements to resell

a)        The Bank purchases financial instruments agreeing to resell them at a future date. As of December 31, 2017 and 2016, the instruments acquired under agreements to resell were as follows:

As of December 31, 2017
	Less than three months	More than three months and less than one year	More than one year	Total
	MCh$	MCh$	MCh$	MCh$
Government and Chilean Central Bank Securities:
Chilean Central Bank Securities	2,292	—	—	2,292
Treasury Bonds and Notes	—	—	—	—
Other fiscal securities	—	—	—	—
Other securities issued locally:
Other local bank securities	—	—	—	—
Bonds and company business papers	—	—	—	—
Other securities issued locally	—	—	—	—
Securities issued abroad:
Government and Central Bank securities	21,248	—	—	21,248
Other Securities issued abroad	4,984	—	—	4,984
Mutual Funds Investment
Funds managed by related companies	—	—	—	—
Funds managed by third parties	—	—	—	—
Total	28,524	—	—	28,524

	As of December 31, 2016
	Less than three months	More than three months and less than one year	More than one year	Total
	MCh$	MCh$	MCh$	MCh$
Government and Chilean Central Bank Securities:
Chilean Central Bank Securities	—	—	—	—
Treasury Bonds and Notes	14,416	—	—	14,416
Other fiscal securities	—	—	—	—
Other securities issued locally:
Other local bank securities	8,620	—	—	8,620
Bonds and company business papers	—	—	—	—
Other securities issued locally	—	—	—	—
Securities issued abroad:
Government and Central Bank securities	143,866	—	—	143,866
Other Securities issued abroad	3,340	—	—	3,340
Mutual Funds Investment
Funds managed by related companies	—	—	—	—
Funds managed by third parties	—	—	—	—
Total	170,242	—	—	170,242

Schedule of obligations under repurchase agreements

b)   As of December 31, 2017 and 2016, obligations under repurchase agreements were the following:

	As of December 31, 2017
	Less than three months	More than three months and less than one year	More than one year	Total
	MCh$	MCh$	MCh$	MCh$
Government and Chilean Central Bank Securities:
Chilean Central Bank Securities	—	—	—	—
Treasury Bonds and Notes	11,703	—	—	11,703
Other fiscal securities	—	—	—	—
Other securities issued locally:
Other local bank securities	26,573	—	—	26,573
Bonds and company business papers	5,988	—	—	5,988
Other securities issued locally	—	—	—	—
Securities issued abroad:
Government and Central Bank securities	—	—	—	—
Other Securities issued abroad	376,656	—	—	376,656
Mutual Funds Investment
Funds managed by related companies	—	—	—	—
Funds managed by third parties	—	—	—	—
Total	420,920	—	—	420,920

As of December 31, 2016
	Less than three months	More than three months and less than one year	More than one year	Total
	MCh$	MCh$	MCh$	MCh$
Government and Chilean Central Bank Securities:
Chilean Central Bank Securities	3,367	—	—	3,367
Treasury Bonds and Notes	2,103	—	—	2,103
Other fiscal securities	—	—	—	—
Other securities issued locally:
Other local bank securities	—	—	—	—
Bonds and company business papers	—	—	—	—
Other securities issued locally	—	—	—	—
Securities issued abroad:
Government and Central Bank securities	368,409	—	—	368,409
Other Securities issued abroad	—	—	—	—
Mutual Funds Investment
Funds managed by related companies	—	—	—	—
Funds managed by third parties	—	—	—	—
Total	373,879	—	—	373,879